Average Annual Total Returns - Artisan International Value Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 1-Year	Investor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 5-Year	Investor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 10-Year	Investor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) Since Inception	Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 1-Year	Advisor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 5-Year	Advisor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 10-Year	Advisor MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) Since Inception	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 1-Year	Institutional MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 5-Year	Institutional MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) 10-Year	Institutional MSCI EAFE Index (reflects no deduction forfees, expenses or taxes) Since Inception	Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.52%	8.19%	7.98%	11.83%	Sep. 23, 2002	8.29%	7.34%	6.99%	10.92%	5.19%	6.33%	6.28%	10.08%	7.82%	7.45%	5.51%	7.73%	10.65%	8.93%	4.92%	8.37%	8.70%	8.35%		6.21%	Apr. 01, 2015	7.82%	7.45%		5.39%	10.65%	8.93%		5.94%	8.81%	8.44%	8.21%	7.27%	Oct. 01, 2006	7.82%	7.45%	5.51%	3.73%	10.65%	8.93%	4.92%	4.19%